Financial instruments and risk management (Details 2) - At fair value [member] - Currency risk [member] - MXN [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%
Effect on profit before tax from reasonably possible increase in exchange rate	$ (14,757)	$ (17,428)
Percentage of reasonably possible decrease in exchange rate	5.00%	5.00%
Effect on profit before tax from reasonably possible decrease in exchange rate	$ 14,757	$ 17,428